Leases (Details) - Schedule of Total Cash Outflow for Leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Cash Outflow for Leases [Abstract]
Total cash outflow for leases	¥ 4,773	¥ 2,985	¥ 5,252